Revenue and Cost of Goods & Services Sold (Details) - Schedule of billable test volume by product - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ConfirmMDx [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of billable test volume by product [Line Items]
Product	$ 15,324	$ 14,945	$ 18,195
Product Change Percentage		3.00%	(18.00%)
SelectMDx [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of billable test volume by product [Line Items]
Product	$ 13,615	$ 13,201	$ 21,699
Product Change Percentage		3.00%	(39.00%)